Portfolio of investments—May 31, 2025 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Asset-backed securities: 0.08%
Flexential Issuer Series 2021-1A Class B144A	3.72%	11-27-2051	$1,925,000	$1,827,103
Total asset-backed securities (Cost $1,843,539)				1,827,103
Corporate bonds and notes: 77.15%
Basic materials: 2.20%
Chemicals: 0.99%
Chemours Co.	5.38	5-15-2027	14,150,000	13,851,568
SCIH Salt Holdings, Inc.144A	4.88	5-1-2028	8,175,000	7,935,605
				21,787,173
Iron/steel: 0.65%
Cleveland-Cliffs, Inc.144A	6.88	11-1-2029	15,320,000	14,244,066
Mining: 0.56%
Kaiser Aluminum Corp.144A	4.63	3-1-2028	12,515,000	12,162,989
Communications: 7.79%
Advertising: 0.55%
Clear Channel Outdoor Holdings, Inc.144A	5.13	8-15-2027	8,570,000	8,383,408
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	5.00	8-15-2027	3,760,000	3,711,456
				12,094,864
Internet: 1.49%
Arches Buyer, Inc.144A	4.25	6-1-2028	11,270,000	10,614,941
Gen Digital, Inc.144A	6.75	9-30-2027	21,650,000	22,023,939
				32,638,880
Media: 4.91%
CCO Holdings LLC/CCO Holdings Capital Corp.144A	5.00	2-1-2028	3,265,000	3,202,399
CCO Holdings LLC/CCO Holdings Capital Corp.144A	5.13	5-1-2027	39,665,000	39,255,796
DIRECTV Financing LLC/DIRECTV Financing Co-Obligor, Inc.144A	5.88	8-15-2027	15,005,000	14,769,551
Nexstar Media, Inc.144A	5.63	7-15-2027	16,125,000	16,060,521
Paramount Global (3 Month LIBOR+3.90%)±	6.25	2-28-2057	6,130,000	5,781,067
Sirius XM Radio LLC144A	5.00	8-1-2027	28,930,000	28,630,621
				107,699,955
Telecommunications: 0.84%
Frontier California, Inc. Series F	6.75	5-15-2027	5,650,000	5,734,750
Frontier Communications Holdings LLC144A	5.88	10-15-2027	8,915,000	8,938,241
Viasat, Inc.144A	5.63	4-15-2027	3,670,000	3,614,723
				18,287,714
Consumer, cyclical: 16.71%
Airlines: 1.92%
American Airlines, Inc.144A	7.25	2-15-2028	6,600,000	6,665,975
American Airlines, Inc./AAdvantage Loyalty IP Ltd.144A	5.50	4-20-2026	18,360,000	18,328,632
Delta Air Lines, Inc.	7.38	1-15-2026	2,600,000	2,630,508
Hawaiian Airlines Pass-Through Certificates Series 2013-1 Class 1A	3.90	1-15-2026	2,197,775	2,148,873
See accompanying notes to portfolio of investments
Allspring Short-Term High Income Fund | 1

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airlines(continued)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.144A	6.50%	6-20-2027	$2,502,000	$2,507,742
United Airlines, Inc.144A	4.38	4-15-2026	10,000,000	9,881,497
				42,163,227
Auto manufacturers: 2.17%
Ford Motor Credit Co. LLC	4.13	8-17-2027	8,900,000	8,586,062
Ford Motor Credit Co. LLC	5.13	6-16-2025	3,955,000	3,954,841
Ford Motor Credit Co. LLC	6.80	5-12-2028	8,545,000	8,723,966
Nissan Motor Acceptance Co. LLC144A	2.00	3-9-2026	14,099,000	13,639,434
Nissan Motor Acceptance Co. LLC144A	6.95	9-15-2026	12,566,000	12,719,267
				47,623,570
Auto parts & equipment: 0.86%
American Axle & Manufacturing, Inc.	6.50	4-1-2027	6,270,000	6,239,920
Clarios Global LP/Clarios U.S. Finance Co.144A	6.25	5-15-2026	2,925,000	2,925,276
Dana, Inc.	5.63	6-15-2028	9,815,000	9,768,509
				18,933,705
Distribution/wholesale: 0.26%
RB Global Holdings, Inc.144A	7.75	3-15-2031	5,335,000	5,584,691
Entertainment: 5.15%
CCM Merger, Inc.144A	6.38	5-1-2026	11,755,000	11,759,365
Churchill Downs, Inc.144A	5.50	4-1-2027	29,540,000	29,437,367
Cinemark USA, Inc.144A	5.25	7-15-2028	24,480,000	24,150,384
Live Nation Entertainment, Inc.144A	6.50	5-15-2027	21,600,000	21,856,003
Six Flags Entertainment Corp.144A	5.50	4-15-2027	18,975,000	18,932,697
Six Flags Entertainment Corp.144A	7.00	7-1-2025	6,699,000	6,705,538
				112,841,354
Home builders: 0.82%
LGI Homes, Inc.144A	8.75	12-15-2028	8,790,000	9,046,202
Taylor Morrison Communities, Inc.144A	5.75	1-15-2028	2,733,000	2,749,166
Tri Pointe Homes, Inc.	5.70	6-15-2028	6,282,000	6,261,395
				18,056,763
Housewares: 0.78%
Newell Brands, Inc.	5.70	4-1-2026	2,298,000	2,314,229
Newell Brands, Inc.144A	8.50	6-1-2028	14,380,000	14,876,812
				17,191,041
Leisure time: 1.68%
NCL Corp. Ltd.144A	5.88	2-15-2027	6,060,000	6,061,418
NCL Corp. Ltd.144A	8.13	1-15-2029	6,270,000	6,601,695
Sabre Global, Inc.144A	8.63	6-1-2027	1,795,000	1,845,754
Sabre Global, Inc.144A	10.75	11-15-2029	3,209,000	3,273,180
See accompanying notes to portfolio of investments
2 | Allspring Short-Term High Income Fund

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Leisure time(continued)
Viking Cruises Ltd.144A	5.88%	9-15-2027	$9,430,000	$9,425,296
VOC Escrow Ltd.144A	5.00	2-15-2028	9,630,000	9,498,856
				36,706,199
Retail: 3.02%
Advance Auto Parts, Inc.	1.75	10-1-2027	2,620,000	2,415,211
Gap, Inc.144A	3.63	10-1-2029	6,750,000	6,163,962
Group 1 Automotive, Inc.144A	6.38	1-15-2030	4,840,000	4,929,012
Lithia Motors, Inc.144A	4.63	12-15-2027	6,710,000	6,599,647
Macy’s Retail Holdings LLC144A	5.88	4-1-2029	8,065,000	7,904,423
Penske Automotive Group, Inc.	3.50	9-1-2025	375,000	373,506
PetSmart, Inc./PetSmart Finance Corp.144A	4.75	2-15-2028	12,135,000	11,711,143
Raising Cane’s Restaurants LLC144A	9.38	5-1-2029	15,140,000	16,066,765
Walgreens Boots Alliance, Inc.	3.45	6-1-2026	4,350,000	4,253,853
Walgreens Boots Alliance, Inc.	8.13	8-15-2029	5,415,000	5,673,648
				66,091,170
Toys/games/hobbies: 0.05%
Mattel, Inc.144A	3.38	4-1-2026	1,150,000	1,132,278
Consumer, non-cyclical: 6.74%
Commercial services: 3.22%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl144A	4.63	6-1-2028	3,140,000	3,005,849
Block, Inc.	2.75	6-1-2026	1,760,000	1,716,228
CoreCivic, Inc.	8.25	4-15-2029	16,385,000	17,317,861
GEO Group, Inc.	8.63	4-15-2029	24,860,000	26,241,625
Herc Holdings Escrow, Inc.144A%%	7.00	6-15-2030	5,280,000	5,439,591
Prime Security Services Borrower LLC/Prime Finance, Inc.144A	5.75	4-15-2026	13,145,000	13,177,751
Veritiv Operating Co.144A	10.50	11-30-2030	3,420,000	3,637,529
				70,536,434
Cosmetics/Personal Care: 0.67%
Edgewell Personal Care Co.144A	5.50	6-1-2028	14,970,000	14,717,832
Food: 1.28%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC144A	5.88	2-15-2028	6,675,000	6,669,013
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC144A	6.50	2-15-2028	10,560,000	10,773,111
B&G Foods, Inc.144A	8.00	9-15-2028	11,300,000	10,649,598
				28,091,722
Healthcare-services: 0.81%
IQVIA, Inc.144A	5.00	10-15-2026	9,540,000	9,508,935
Tenet Healthcare Corp.	4.63	6-15-2028	5,575,000	5,466,717
Tenet Healthcare Corp.	6.13	10-1-2028	2,675,000	2,678,887
				17,654,539
See accompanying notes to portfolio of investments
Allspring Short-Term High Income Fund | 3

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Household products/wares: 0.14%
Central Garden & Pet Co.	5.13%	2-1-2028	$3,000,000	$2,999,269
Pharmaceuticals: 0.62%
AdaptHealth LLC144A	6.13	8-1-2028	5,825,000	5,764,883
Organon & Co./Organon Foreign Debt Co-Issuer BV144A	4.13	4-30-2028	8,445,000	7,932,602
				13,697,485
Energy: 13.43%
Energy-alternate sources: 0.66%
TerraForm Power Operating LLC144A	5.00	1-31-2028	14,815,000	14,404,039
Oil & gas: 2.38%
Aethon United BR LP/Aethon United Finance Corp.144A	7.50	10-1-2029	4,820,000	4,939,387
Antero Resources Corp.144A	7.63	2-1-2029	12,500,000	12,795,012
Civitas Resources, Inc.144A	8.38	7-1-2028	9,185,000	9,253,933
Encino Acquisition Partners Holdings LLC144A	8.50	5-1-2028	5,575,000	5,718,333
Hilcorp Energy I LP/Hilcorp Finance Co.144A	6.25	11-1-2028	11,115,000	10,978,369
Nabors Industries, Inc.144A	7.38	5-15-2027	6,915,000	6,638,739
Range Resources Corp.	8.25	1-15-2029	1,910,000	1,962,030
				52,285,803
Oil & gas services: 2.87%
Archrock Partners LP/Archrock Partners Finance Corp.144A	6.88	4-1-2027	14,825,000	14,846,378
Bristow Group, Inc.144A	6.88	3-1-2028	13,418,000	13,378,719
Oceaneering International, Inc.	6.00	2-1-2028	21,595,000	21,304,048
USA Compression Partners LP/USA Compression Finance Corp.	6.88	9-1-2027	11,030,000	11,026,004
USA Compression Partners LP/USA Compression Finance Corp.144A	7.13	3-15-2029	2,400,000	2,437,718
				62,992,867
Pipelines: 7.52%
Antero Midstream Partners LP/Antero Midstream Finance Corp.144A	5.75	1-15-2028	8,670,000	8,636,567
Buckeye Partners LP144A	6.88	7-1-2029	13,950,000	14,343,181
DCP Midstream Operating LP	5.38	7-15-2025	4,200,000	4,201,065
Energy Transfer LP Series H (5 Year Treasury Constant Maturity+5.69%)ʊ±	6.50	11-15-2026	2,010,000	2,004,936
Harvest Midstream I LP144A	7.50	9-1-2028	22,330,000	22,673,860
Hess Midstream Operations LP144A	5.88	3-1-2028	25,855,000	26,109,517
Hess Midstream Operations LP144A	6.50	6-1-2029	1,580,000	1,613,003
Kinetik Holdings LP144A	6.63	12-15-2028	25,940,000	26,454,978
ONEOK, Inc.	4.15	6-1-2025	5,917,000	5,917,000
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.144A	5.50	1-15-2028	5,070,000	5,038,474
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.144A	6.00	3-1-2027	24,230,000	24,196,560
Venture Global LNG, Inc.144A	8.13	6-1-2028	23,030,000	23,568,902
				164,758,043
See accompanying notes to portfolio of investments
4 | Allspring Short-Term High Income Fund

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Financial: 14.09%
Banks: 0.08%
Citigroup, Inc. Series X (5 Year Treasury Constant Maturity+3.42%)ʊ±	3.88%	2-18-2026	$1,837,000	$1,799,673
Diversified financial services: 7.77%
Aircastle Ltd. Series A (5 Year Treasury Constant Maturity+4.41%)144Aʊ±	5.25	6-15-2026	9,535,000	9,468,466
Capital One Financial Corp. Series O (U.S. SOFR 3 Month+3.34%)ʊ±	5.50	10-30-2027	11,835,000	11,515,455
Encore Capital Group, Inc.144A	9.25	4-1-2029	7,450,000	7,943,563
Jefferson Capital Holdings LLC144A	6.00	8-15-2026	10,735,000	10,683,687
Nationstar Mortgage Holdings, Inc.144A	6.00	1-15-2027	13,165,000	13,166,975
Nationstar Mortgage Holdings, Inc.144A	6.50	8-1-2029	7,345,000	7,481,059
Navient Corp.	4.88	3-15-2028	7,350,000	7,170,357
Navient Corp.	5.00	3-15-2027	11,235,000	11,120,775
Navient Corp.	6.75	6-25-2025	1,780,000	1,779,049
OneMain Finance Corp.	7.13	3-15-2026	32,262,000	32,698,795
PRA Group, Inc.144A	8.38	2-1-2028	18,815,000	18,979,631
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.144A	2.88	10-15-2026	11,865,000	11,490,542
United Wholesale Mortgage LLC144A	5.50	11-15-2025	17,745,000	17,715,479
United Wholesale Mortgage LLC144A	5.75	6-15-2027	9,240,000	9,107,973
				170,321,806
Insurance: 1.10%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer144A	6.75	4-15-2028	17,145,000	17,385,099
AmWINS Group, Inc.144A	6.38	2-15-2029	6,625,000	6,717,816
				24,102,915
Investment Companies: 0.25%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	6.25	5-15-2026	5,631,000	5,578,241
REITs: 4.89%
Blackstone Mortgage Trust, Inc.144A	3.75	1-15-2027	7,106,000	6,859,567
Boston Properties LP	3.65	2-1-2026	1,750,000	1,736,545
Brandywine Operating Partnership LP	3.95	11-15-2027	5,180,000	4,943,809
Iron Mountain, Inc.144A	5.25	3-15-2028	24,240,000	23,974,155
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.144A	4.25	2-1-2027	5,000,000	4,891,679
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.144A	4.75	6-15-2029	9,085,000	8,800,832
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.144A	5.25	10-1-2025	7,505,000	7,495,620
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer144A	5.88	10-1-2028	19,165,000	18,884,041
Service Properties Trust	5.25	2-15-2026	9,770,000	9,680,431
Service Properties Trust144A	8.63	11-15-2031	525,000	559,147
Starwood Property Trust, Inc.144A	3.63	7-15-2026	19,790,000	19,321,931
				107,147,757
See accompanying notes to portfolio of investments
Allspring Short-Term High Income Fund | 5

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial: 9.52%
Aerospace/defense: 2.24%
Spirit AeroSystems, Inc.144A	9.38%	11-30-2029	$13,643,000	$14,527,094
Spirit AeroSystems, Inc.144A	9.75	11-15-2030	7,530,000	8,315,115
TransDigm, Inc.144A	6.38	3-1-2029	25,950,000	26,372,907
				49,215,116
Building materials: 0.84%
JELD-WEN, Inc.144A	4.88	12-15-2027	3,259,000	2,845,479
Standard Industries, Inc.144A	5.00	2-15-2027	15,585,000	15,478,852
				18,324,331
Electrical components & equipment: 1.35%
Energizer Holdings, Inc.144A	4.75	6-15-2028	12,755,000	12,299,269
Energizer Holdings, Inc.144A	6.50	12-31-2027	3,754,000	3,778,288
WESCO Distribution, Inc.144A	6.38	3-15-2029	13,275,000	13,550,483
				29,628,040
Environmental control: 0.14%
Clean Harbors, Inc.144A	4.88	7-15-2027	3,000,000	2,971,572
Machinery-diversified: 0.82%
Chart Industries, Inc.144A	7.50	1-1-2030	700,000	730,661
TK Elevator U.S. Newco, Inc.144A	5.25	7-15-2027	17,430,000	17,264,976
				17,995,637
Packaging & containers: 2.44%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC144A	6.00	6-15-2027	17,170,000	17,212,290
Ball Corp.	6.88	3-15-2028	5,280,000	5,407,670
Berry Global, Inc.144A	4.88	7-15-2026	1,750,000	1,744,584
Clydesdale Acquisition Holdings, Inc.144A	6.63	4-15-2029	11,480,000	11,578,361
Clydesdale Acquisition Holdings, Inc.144A	6.88	1-15-2030	1,625,000	1,647,831
Crown Americas LLC/Crown Americas Capital Corp. VI	4.75	2-1-2026	3,000,000	2,998,126
Mauser Packaging Solutions Holding Co.144A	7.88	4-15-2027	2,900,000	2,927,509
Owens-Brockway Glass Container, Inc.144A	6.63	5-13-2027	9,965,000	9,970,012
				53,486,383
Trucking & leasing: 1.69%
AerCap Global Aviation Trust (U.S. SOFR 3 Month+4.56%)144A±	6.50	6-15-2045	7,940,000	7,948,305
Fortress Transportation & Infrastructure Investors LLC144A	5.50	5-1-2028	29,355,000	29,109,666
				37,057,971
Technology: 2.53%
Computers: 0.69%
Seagate HDD Cayman	8.25	12-15-2029	9,615,000	10,248,292
Western Digital Corp.	4.75	2-15-2026	4,866,000	4,849,865
				15,098,157
See accompanying notes to portfolio of investments
6 | Allspring Short-Term High Income Fund

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Semiconductors: 0.24%
Entegris, Inc.144A	4.38%	4-15-2028	$4,700,000	$4,537,696
ON Semiconductor Corp.144A	3.88	9-1-2028	795,000	759,296
				5,296,992
Software: 1.60%
Cloud Software Group, Inc.144A	6.50	3-31-2029	7,545,000	7,536,511
SS&C Technologies, Inc.144A	5.50	9-30-2027	27,700,000	27,669,109
				35,205,620
Utilities: 4.14%
Electric: 4.14%
Pattern Energy Operations LP/Pattern Energy Operations, Inc.144A	4.50	8-15-2028	17,588,000	16,876,727
PG&E Corp.	5.00	7-1-2028	7,950,000	7,756,871
Vistra Corp. (5 Year Treasury Constant Maturity+5.74%)144Aʊ±	7.00	12-15-2026	5,350,000	5,426,906
Vistra Corp. Series C (5 Year Treasury Constant Maturity+5.05%)144Aʊ±	8.88	1-15-2029	2,405,000	2,583,292
Vistra Operations Co. LLC144A	5.00	7-31-2027	5,280,000	5,264,611
Vistra Operations Co. LLC144A	5.63	2-15-2027	23,400,000	23,384,497
XPLR Infrastructure Operating Partners LP144A	3.88	10-15-2026	5,685,000	5,522,945
XPLR Infrastructure Operating Partners LP144A	4.50	9-15-2027	19,370,000	18,737,599
XPLR Infrastructure Operating Partners LP144A	7.25	1-15-2029	5,165,000	5,190,345
				90,743,793
Total corporate bonds and notes (Cost $1,677,424,376)				1,691,351,676

	Shares
Investment companies: 1.00%
Exchange-traded funds: 1.00%
SPDR Bloomberg Short Term High Yield Bond ETF	868,026	21,900,296
Total investment companies (Cost $21,657,249)		21,900,296

			Principal
Loans: 5.13%
Communications: 0.21%
Media: 0.21%
DIRECTV Financing LLC (U.S. SOFR 3 Month+5.00%)±	9.54	8-2-2027	$1,088,205	1,091,219
DIRECTV Financing LLC (U.S. SOFR 3 Month+5.25%)±	9.79	8-2-2029	3,486,607	3,427,788
				4,519,007
Consumer, cyclical: 0.90%
Airlines: 0.29%
SkyMiles IP Ltd. (U.S. SOFR 3 Month+3.75%)±	8.02	10-20-2027	6,252,735	6,283,624
Auto parts & equipment: 0.25%
Clarios Global LP (U.S. SOFR 1 Month+2.75%)±	7.08	1-28-2032	5,575,000	5,555,822
See accompanying notes to portfolio of investments
Allspring Short-Term High Income Fund | 7

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Retail: 0.36%
Petco Health & Wellness Co., Inc. (U.S. SOFR 3 Month+3.25%)±	7.81%	3-3-2028	$5,395,000	$4,987,462
PetSmart, Inc. (U.S. SOFR 1 Month+3.75%)±	8.18	2-11-2028	2,969,152	2,954,929
				7,942,391
Consumer, non-cyclical: 0.81%
Commercial services: 0.48%
Avis Budget Car Rental LLC (U.S. SOFR 1 Month+1.75%)±	6.19	8-6-2027	10,766,592	10,564,718
Healthcare-services: 0.33%
Modivcare, Inc. (U.S. SOFR 3 Month+4.75%)±	9.05	7-1-2031	8,867,547	5,951,100
Modivcare, Inc. (U.S. SOFR 3 Month+7.50%)±	11.71	1-9-2026	1,534,314	1,158,407
				7,109,507
Energy: 0.60%
Oil & gas: 0.32%
Hilcorp Energy I LP (U.S. SOFR 1 Month+2.00%)±	6.33	2-11-2030	7,000,000	6,979,560
Pipelines: 0.28%
Prairie Acquiror LP (U.S. SOFR 1 Month+4.25%)±	8.58	8-1-2029	6,276,758	6,296,405
Financial: 0.77%
Insurance: 0.77%
Asurion LLC (U.S. SOFR 1 Month+3.25%)±	7.69	12-23-2026	6,978,043	6,968,832
Asurion LLC (U.S. SOFR 1 Month+3.25%)±	7.69	7-31-2027	10,052,643	9,985,592
				16,954,424
Industrial: 1.28%
Aerospace/defense: 0.09%
Spirit AeroSystems, Inc. (U.S. SOFR 3 Month+4.50%)±	8.78	1-15-2027	1,935,000	1,935,813
Building materials: 0.73%
Quikrete Holdings, Inc. (U.S. SOFR 1 Month+2.25%)±	6.58	3-19-2029	16,065,990	16,042,533
Machinery-diversified: 0.46%
TK Elevator U.S. Newco, Inc. (U.S. SOFR 3 Month+3.00%)±	7.24	4-30-2030	10,000,000	10,015,900
Technology: 0.32%
Computers: 0.07%
McAfee Corp. (U.S. SOFR 1 Month+3.00%)±	7.33	3-1-2029	1,665,000	1,599,232
Software: 0.25%
Rocket Software, Inc. (U.S. SOFR 1 Month+4.25%)±	8.58	11-28-2028	5,395,500	5,399,223
Utilities: 0.24%
Electric: 0.24%
Constellation Renewables LLC (U.S. SOFR 3 Month+2.25%)±	6.58	12-15-2027	5,384,006	5,376,415
Total loans (Cost $115,912,992)				112,574,574
See accompanying notes to portfolio of investments
8 | Allspring Short-Term High Income Fund

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities: 0.34%
GS Mortgage-Backed Securities Trust Series 2024-HE1 Class A1 (30 Day Average U.S. SOFR+1.60%)144A±	5.92%	8-25-2054	$7,473,968	$7,473,941
Total non-agency mortgage-backed securities (Cost $7,473,968)				7,473,941
Yankee corporate bonds and notes: 10.70%
Basic materials: 0.35%
Mining: 0.35%
Alumina Pty. Ltd.144A	6.13	3-15-2030	7,590,000	7,601,924
Communications: 1.32%
Internet: 1.05%
Rakuten Group, Inc.144A	11.25	2-15-2027	21,325,000	22,993,760
Media: 0.27%
Virgin Media Vendor Financing Notes IV DAC144A	5.00	7-15-2028	6,090,000	5,934,309
Consumer, cyclical: 4.03%
Airlines: 2.06%
Air Canada Pass-Through Trust Series 2020-1 Class C144A	10.50	7-15-2026	22,234,000	23,401,285
Latam Airlines Group SA144A	13.38	10-15-2029	19,270,000	21,622,848
				45,024,133
Leisure time: 1.97%
Carnival Corp.144A	5.75	3-1-2027	12,280,000	12,310,717
Royal Caribbean Cruises Ltd.144A	5.38	7-15-2027	30,910,000	30,938,030
				43,248,747
Consumer, non-cyclical: 0.99%
Healthcare-products: 0.99%
Bausch & Lomb Corp.144A	8.38	10-1-2028	20,903,000	21,610,776
Energy: 0.25%
Oil & gas: 0.25%
Borr IHC Ltd./Borr Finance LLC144A	10.00	11-15-2028	6,485,427	5,598,480
Financial: 1.48%
Banks: 0.39%
Intesa Sanpaolo SpA (5 Year USD Swap Rate+5.46%)144Aʊ±	7.70	9-17-2025	8,550,000	8,576,563
Diversified financial services: 1.09%
Global Aircraft Leasing Co. Ltd.144A	8.75	9-1-2027	20,845,000	21,079,198
Macquarie AirFinance Holdings Ltd.144A	6.40	3-26-2029	2,650,000	2,739,999
				23,819,197
Industrial: 0.43%
Aerospace/defense: 0.30%
Bombardier, Inc.144A	6.00	2-15-2028	4,890,000	4,886,802
Bombardier, Inc.144A	7.88	4-15-2027	1,727,000	1,734,937
				6,621,739
See accompanying notes to portfolio of investments
Allspring Short-Term High Income Fund | 9

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Packaging & containers: 0.13%
Trivium Packaging Finance BV144A	8.25%	7-15-2030	$2,785,000	$2,889,558
Technology: 0.41%
Software: 0.41%
Open Text Corp.144A	3.88	2-15-2028	7,390,000	7,078,935
Open Text Corp.144A	6.90	12-1-2027	1,800,000	1,853,732
				8,932,667
Utilities: 1.44%
Electric: 1.44%
Algonquin Power & Utilities Corp. (5 Year Treasury Constant Maturity+3.25%)±	4.75	1-18-2082	3,035,000	2,904,447
Emera, Inc. Series 16-A (3 Month LIBOR+5.44%)±	6.75	6-15-2076	28,595,000	28,735,458
				31,639,905
Total yankee corporate bonds and notes (Cost $233,521,398)				234,491,758

		Yield	Shares
Short-term investments: 4.03%
Investment companies: 4.03%
Allspring Government Money Market Fund Select Class♠∞##		4.23	88,328,616	88,328,616
Total short-term investments (Cost $88,328,616)				88,328,616
Total investments in securities (Cost $2,146,162,138)	98.43%			2,157,947,964
Other assets and liabilities, net	1.57			34,409,238
Total net assets	100.00%			$2,192,357,202

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
%%	The security is purchased on a when-issued basis.
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated as collateral for when-issued securities.

Abbreviations:
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
See accompanying notes to portfolio of investments
10 | Allspring Short-Term High Income Fund

Portfolio of investments—May 31, 2025 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$83,556,803	$731,466,938	$(726,695,125)	$0	$0	$88,328,616	88,328,616	$3,180,035
See accompanying notes to portfolio of investments
Allspring Short-Term High Income Fund | 11

Notes to portfolio of investments—May 31, 2025 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
12 | Allspring Short-Term High Income Fund

Notes to portfolio of investments—May 31, 2025 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of May 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Asset-backed securities	$0	$1,827,103	$0	$1,827,103
Corporate bonds and notes	0	1,691,351,676	0	1,691,351,676
Investment companies	21,900,296	0	0	21,900,296
Loans	0	112,574,574	0	112,574,574
Non-agency mortgage-backed securities	0	7,473,941	0	7,473,941
Yankee corporate bonds and notes	0	234,491,758	0	234,491,758
Short-term investments
Investment companies	88,328,616	0	0	88,328,616
Total assets	$110,228,912	$2,047,719,052	$0	$2,157,947,964
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At May 31, 2025, the Fund had no material transfers into/out of Level 3.
Allspring Short-Term High Income Fund | 13